Employee Benefit Plan	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Employee Benefit Plan

(9) Employee Benefit Plan

The Company has a defined contribution plan (the Plan) which is available to all qualified employees. Employees may elect to contribute a portion of their compensation to the Plan, subject to certain limitations. The Company contributes a percentage of the employee’s contribution, subject to a maximum of 4.5 percent. The Company’s matching contributions aggregated approximately $248, $301 and $307 in 2012, 2011 and 2010, respectively.